Restatement of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Restatement of Prior Period Financial Statements
Note 31 - Restatement of prior period financial statements
In connection with the preparation of our consolidated financial statements as of and for the year ended December 31, 2023, management identified various misstatements in our previously issued 2021 and 2022 annual financial statements. Management has assessed the materiality of the misstatements on the 2021 and 2022 financial statements in accordance with the SEC Staff Accounting Bulletin (“SAB”) Topic 1.M, Materiality. Based on this, management concluded that the prior year financial statements should be corrected, even though such revision previously was and continues to be immaterial to the prior year financial statements. Accordingly, these misstatements have been corrected, including the previously recorded out of period adjustments, for all periods presented by revising the accompanying consolidated financial statements. The errors relate to the following categories of misstatements:
(i)    Inventories
The errors identified in the Inventories category encompass errors relating to incorrect valuation, classification, recognition, and allocation of costs associated with inventory. The most significant errors in this category include the incorrect treatment of certain launch costs, capitalization of inventory cost allocation, failed sale/lease transactions, and vehicles with repurchase obligations. The net impact of the inventory related error corrections on the Consolidated Statements of Loss and Comprehensive Loss was a reduction of the loss of $16,539 and $16,491 in 2022 and 2021, respectively.
(ii)     Accruals and Deferrals
The errors identified in the Accruals and Deferrals category encompass errors relating to the recognition and measurement of accruals and deferrals. These errors include both the understatement and overstatement of accruals and deferrals before the issuance of the financial statements, despite the availability of accurate information. The most significant transactions in this category include incorrect warranty accrual release, over accrual of operating expenses in North America and timing of revenue recognition and deferred revenue related to vehicle subscription services. The net impact of the accrual and deferral related error corrections on the Consolidated Statements of Loss and Comprehensive Loss was an increase of the loss by $6,688 in 2022 and a reduction of the loss of $20,090 in 2021.
(iii)    Capitalization of expenses
The errors identified in the Capitalization of Expenses category encompass errors relating to expenses that were erroneously capitalized as an asset and vice-versa as of and for the years ended December 31, 2022 and December 31, 2021. The most significant transactions in this category include incorrect recognition of certain assets in China, and the incorrect capitalization of manufacturing engineering expenses as an intangible asset related to services provided to certain contract manufacturing facilities. The net impact of the capitalization related error corrections on the Consolidated Statements of Loss and Comprehensive Loss was an increase in the loss of $8,187 and $1,837 in 2022 and 2021, respectively.
(iv)    Other - Reclassifications
The errors identified in the Other - Reclassifications category encompass errors arising from misallocations of assets and liabilities between different financial statement captions and misallocations of assets and liabilities between current and non-current. The most significant adjustments in this category include non-current reclassification misstatements related to certain buyback liabilities, an error in lease asset and liability in the United Kingdom, and overstatement of advances from customers and accounts receivable in Germany. There is a marginal impact to the Consolidated Statements of Loss and Comprehensive Loss for the twelve months ended December 31, 2021, and December 31, 2022, due to reclassifications relating to lease expense reversals upon the reclassification of a lease liability to a financing obligation in Korea. Furthermore, related party balances from Other non-current interest-bearing liabilities and Interest-bearing current liabilities have been reclassified to respective related party line items on the Consolidated Statements of Financial Position as of December 31, 2021, and December 31, 2022, to maintain consistency with the Consolidated Statement of Financial Position as of December 31, 2023.
(v)    Deferred Taxes and Income Taxes
The errors identified in the Deferred Taxes and Income Taxes category encompass errors relating to the recognition, measurement, and reporting of the Group’s Deferred tax assets, Deferred tax liabilities, and income tax expenses as of and for the years ended December 31, 2022 and December 31, 2021. These errors include improper estimation of deferred tax amounts, errors in tax calculations, and errors pertaining to the treatment of value added tax. The most significant transactions in this category include incorrect recognition of Deferred tax assets and deferred liabilities at the Sweden tax rate, instead of the local market rate, and incorrect recording of Deferred taxes and Income tax expense in North America resulting from the other misstatement categories explained. The tax impact of all misstatement corrections has also been recognized. The net impact of the tax related error corrections and the tax effect of the other error corrections on the Consolidated Statements of Loss and Comprehensive Loss was an increase in the loss of $12,876 in 2022 and a reduction of the loss of $3,411 in 2021, respectively.
The tables below present the effect of the correction of the misstatements and the revision on the Consolidated Statements of Loss and Comprehensive Loss, Consolidated Statements of Financial Position and Consolidated Statements of Cash Flows as of and for the years ended December 31, 2022, and December 31, 2021. The adjustments identified related to the Consolidated Statements of Cash Flows for the years ended December 31, 2022, and December 31, 2021 only impact the classifications between cash flows (used in)/from operating, investing and financing, and do not result in a change in Cash and cash equivalents as of December 31, 2022 and December 31, 2021, from the originally reported amounts.
Consolidated Statement of Loss and Comprehensive Loss for the year ended December 31, 2022

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Revenue	2,461,896	(17,791)	2,444,105	(i),(ii),(iv)
Cost of sales	(2,342,453)	(849)	(2,343,302)	(i),(ii),(iii),(iv)
Gross profit	$119,443	$(18,640)	$100,803
Selling, general and administrative expense	(864,598)	26,231	(838,367)	(i),(ii),(iii),(iv)
Research and development expense	(167,242)	(7,674)	(174,916)	(i),(ii),(iii)
Other operating expense, net	(1,565)	1,260	(305)	(i)
Listing expense	(372,318)	—	(372,318)
Operating loss	$(1,286,280)	$1,177	$(1,285,103)
Finance income	8,552	—	8,552
Finance expense	(108,435)	33	(108,402)	(i)
Fair value change - Earn-out rights	902,068	—	902,068
Fair value change - Class C Shares	35,090	—	35,090

Loss before income taxes	$(449,005)	$1,210	$(447,795)
Income tax expense	(16,784)	(12,876)	(29,660)	(v)
Net loss	$(465,789)	$(11,666)	$(477,455)
Net loss per share (in U.S. dollars)
Class A - Basic and Diluted	(0.23)	0.01	(0.24)
Class B - Basic and Diluted	(0.23)	0.01	(0.24)

Consolidated Statement of Comprehensive Loss

Net loss	(465,789)	(11,666)	(477,455)
Other comprehensive income:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	4,519	(4,339)	180	(i), (ii), (iii), (iv), (v)
Total other comprehensive income	$4,519	$(4,339)	$180
Total comprehensive loss	$(461,270)	$(16,005)	$(477,275)
Consolidated Statement of Financial Position as of December 31, 2022

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Assets
Non-current assets
Intangible assets and goodwill	1,396,477	(2,195)	1,394,282	(i), (iii)
Property, plant and equipment	258,048	17,906	275,954	(i), (iii), (iv)
Vehicles under operating leases	92,198	4,988	97,186	(i), (iv)
Other non-current assets	5,306	—	5,306
Deferred tax asset	7,755	3,532	11,287	(v)
Other investments	2,333	—	2,333
Total non-current assets	$1,762,117	$24,231	$1,786,348
Current assets
Cash and cash equivalents	973,877	—	973,877
Trade receivables	246,107	(6,529)	239,578	(i), (iv)
Trade receivables - related parties	74,996	4,229	79,225	(iv)
Accrued income - related parties	49,060	—	49,060
Inventories	658,559	(28,405)	630,154	(i), (iv)
Current tax assets	7,184	—	7,184
Assets held for sale	63,224	(7,223)	56,001	(iv)
Other current assets	107,327	5,656	112,983	(iii), (v)
Total current assets	$2,180,334	$(32,272)	$2,148,062
Total assets	$3,942,451	$(8,041)	$3,934,410
Equity
Share capital	(21,165)	—	(21,165)
Other contributed capital	(3,584,232)	—	(3,584,232)
Foreign currency translation reserve	12,265	3,508	15,773	(i), (ii), (iii), (iv), (v)
Accumulated deficit	3,726,775	(48,962)	3,677,813	(i), (ii), (iii), (iv), (v)
Total equity	$133,643	$(45,454)	$88,189
Liabilities
Non-current liabilities
Non-current contract liabilities	(50,252)	1,234	(49,018)	(i)(v)
Deferred tax liabilities	(476)	(11,994)	(12,470)	(v)
Other non-current provisions	(73,985)	(1,377)	(75,362)	(i), (iv)
Other non-current liabilities	(14,753)	(13,106)	(27,859)	(i)
Earn-out liability	(598,570)	—	(598,570)

Other non-current interest-bearing liabilities	(85,556)	54,230	(31,326)	(iv)
Other non-current interest-bearing liabilities - related parties	—	(43,643)	(43,643)	(i), (iv)
Total non-current liabilities	$(823,592)	$(14,656)	$(838,248)
Current liabilities
Trade payables	(98,458)	1,040	(97,418)	(i)
Trade payables - related parties	(957,497)	22,336	(935,161)	(i)
Accrued expenses - related parties	(164,902)	7,476	(157,426)	(i), (ii)
Advance payments from customers	(40,869)	5,152	(35,717)	(iv)
Current provisions	(74,907)	2,058	(72,849)	(i), (ii)
Liabilities to credit institutions	(1,328,752)	2,364	(1,326,388)	(iv)
Current tax liabilities	(10,617)	(3,777)	(14,394)	(v)
Interest-bearing current liabilities	(21,545)	9,610	(11,935)	(iv)
Interest-bearing current liabilities - related parties	(16,690)	(9,928)	(26,618)	(i), (iv)
Current contract liabilities	(46,217)	1,098	(45,119)	(i), (ii)
Class C Shares liability	(28,000)	—	(28,000)
Other current liabilities	(393,790)	29,526	(364,264)	(i), (ii), (iii)
Other current liabilities - related parties	(70,258)	1,196	(69,062)	(i), (iv)
Total current liabilities	$(3,252,502)	$68,151	$(3,184,351)
Total liabilities	$(4,076,094)	$53,495	$(4,022,599)
Total equity and liabilities	$(3,942,451)	$8,041	$(3,934,410)
Consolidated Statement of Cash Flows as for the year ended December 31, 2022

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Cash flows from operating activities
Net loss	(465,789)	(11,666)	(477,455)	(i), (ii), (iii), (iv), (v)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	158,392	(15,401)	142,991	(i), (iii)
Warranties	84,992	6,291	91,283	(i), (ii)
Impairment of inventory	27,877	(13,047)	14,830	(i), (iv)
Finance income	(8,552)	—	(8,552)
Finance expense	108,435	(33)	108,402	(i)
Fair value change - Earn-out rights	(902,068)	—	(902,068)
Fair value change - Class C Shares	(35,090)	—	(35,090)
Listing expense	372,318	—	372,318
Income tax expense	16,784	12,876	29,660	(iv), (v)
Disposals and derecognition of property plant and equipment and intangible assets	—	11,036	11,036	(iv)
Other provisions	—	23,367	23,367	(iv)
Unrealised Exchange Gain/Loss Operating Payables	—	(26,672)	(26,672)	(iv)
Other non-cash expense and income	18,997	(7,731)	11,266	(iv)
Change in operating assets and liabilities:
Inventories	(226,638)	40,245	(186,393)	(i), (iii), (iv)
Contract liabilities	13,373	8,256	21,629	(i), (ii), (iv)
Trade receivables, prepaid expenses and other assets	(220,118)	(2,573)	(222,691)	(i), (ii), (iii), (iv)
Trade payables, accrued expenses and other liabilities	52,801	(30,820)	21,981	(i), (ii), (iii), (iv),
Interest received	8,552	—	8,552
Interest paid	(68,130)	—	(68,130)
Taxes paid	(19,559)	—	(19,559)
Cash used for operating activities	$(1,083,423)	$(5,872)	$(1,089,295)
Cash flows from investing activities

Additions to property, plant and equipment	(32,269)	—	(32,269)
Additions to intangible assets	(681,204)	6,929	(674,275)	(iii)
Additions to other investments	(2,500)	—	(2,500)
Cash used for investing activities	$(715,973)	$6,929	$(709,044)
Cash flows from financing activities
Proceeds from short-term borrowings	2,149,799	—	2,149,799
Principal repayments of short-term borrowings	(1,426,935)	—	(1,426,935)
Principal repayments of lease liabilities	(18,905)	(543)	(19,448)	(i), (iv)
Proceeds from the issuance of share capital and other contributed capital	1,417,973	—	1,417,973
Transaction costs	(38,903)	—	(38,903)
Cash provided by financing activities	$2,083,029	$(543)	$2,082,486
Effect of foreign exchange rate changes on cash and cash equivalents	(66,433)	(514)	(66,947)	(i), (ii), (iii), (iv), (v)
Net increase in cash and cash equivalents	$217,200	$—	$217,200
Cash and cash equivalents at the beginning of the period	$756,677	$—	$756,677
Cash and cash equivalents at the end of the period	$973,877	$—	$973,877
Consolidated Statement of Loss and Comprehensive Loss for the year ended December 31, 2021

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference
Revenue	1,337,181	9,166	1,346,347	(i),(ii)
Cost of sales	(1,336,321)	(367)	(1,336,688)	(i),(ii),(iii)
Gross profit	$860	$8,799	$9,659
Selling, general and administrative expense	(714,724)	29,675	(685,049)	(i),(ii)
Research and development expense	(232,922)	(1,097)	(234,019)	(iii)
Other operating expense, net	(48,053)	(2,663)	(50,716)	(i)
Operating loss	$(994,839)	$34,714	$(960,125)
Finance income	32,970	—	32,970
Finance expense	(45,249)	31	(45,218)	(i)
Loss before income taxes	$(1,007,118)	$34,745	$(972,373)
Income tax benefit (expense)	(336)	3,411	3,075	(v)
Net loss	$(1,007,454)	$38,156	$(969,298)
Net loss per share (in U.S. dollars)
Class A - Basic and Diluted	(0.53)	(0.02)	(0.51)
Class B - Basic and Diluted	(0.53)	(0.02)	(0.51)

Consolidated Statement of Comprehensive Loss

Net loss	(1,007,454)	38,156	(969,298)
Other comprehensive loss:
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	(33,149)	831	(32,318)	(i), (ii), (iii), (iv), (v)
Total other comprehensive loss	$(33,149)	$831	$(32,318)
Total comprehensive loss	$(1,040,603)	$38,987	$(1,001,616)
Consolidated Statement of Cash Flows as for the year ended December 31, 2021

Particulars	Originally Reported Amounts	Adjustments	Restated Amounts	Restatement Reference

Cash flows from operating activities
Net loss	(1,007,454)	38,156	(969,298)	(i), (ii), (iii), (iv), (v)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	239,164	(21,323)	217,841	(i), (iii), (iv)
Warranties	63,114	(5,634)	57,480	(ii)
Impairment of inventory	31,984	(1,202)	30,782	(i)
Finance income	(32,969)	(1)	(32,970)	(iv)
Finance expense	45,249	(31)	45,218	(i)
Income tax benefit (expense)	336	(3,411)	(3,075)	(iv), (v)
Other provisions	—	11,560	11,560	(iv)
Unrealised Exchange Gain/Loss Operating Payables	—	9,876	9,876	(iv)
Other non-cash expense and income	11,560	(11,560)	—	(iv)
Change in operating assets and liabilities:
Inventories	(290,442)	6,666	(283,776)	(i), (iii), (iv)
Contract liabilities	70,220	(11,146)	59,074	(i), (ii)
Trade receivables, prepaid expenses and other assets	48,574	8,545	57,119	(i), (ii)
Trade payables, accrued expenses and other liabilities	519,676	(22,894)	496,782	(i), (ii), (iv)
Interest received	1,396	—	1,396
Interest paid	(12,564)	—	(12,564)
Cash used for operating activities	$(312,156)	$(2,399)	$(314,555)
Cash flows from investing activities
Additions to property, plant and equipment	(24,701)	—	(24,701)
Additions to intangible assets	(104,971)	2,735	(102,236)	(iii)
Cash used for investing activities	$(129,672)	$2,735	$(126,937)
Cash flows from financing activities
Change in restricted deposits	48,830	—	48,830
Proceeds from short-term borrowings	698,882	—	698,882
Principal repayments of short-term borrowings	(411,950)	—	(411,950)
Principal repayments of lease liabilities	(8,578)	(335)	(8,913)	(i)
Proceeds from the issuance of share capital and other contributed capital	582,388	—	582,388
Transaction costs	—	—	—
Cash provided by financing activities	$909,572	$(335)	$909,237
Effect of foreign exchange rate changes on cash and cash equivalents	(27,491)	(1)	(27,492)	(i), (ii), (iii), (v)
Net increase in cash and cash equivalents	$440,253	$—	$440,253
Cash and cash equivalents at the beginning of the period	$316,424	$—	$316,424
Cash and cash equivalents at the end of the period	$756,677	$—	$756,677